SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock Options and Restricted Stock Units [Member]
Number of awards
Outstanding at beginning of year	7,939,978
Granted	432,401
Exercised	(314,384)
Forfeited or expired	(250,505)
Outstanding at end of the period	7,807,490	7,939,978
Options exercisable at end of the period	5,025,948
Vested and expected to vest	7,402,176
Weighted average exercise price
Outstanding at beginning of year	$ 3.61
Granted	3.00
Exercised	1.75
Forfeited or expired	6.52
Outstanding at end of the period	3.56	$ 3.61
Options exercisable at end of the period	4.48
Vested and expected to vest	$ 3.67
Weighted-average remaining contractual term
Outstanding at end of year/period	3 years 5 months 5 days	3 years 9 months
Options exercisable at end of the period	2 years 10 months 10 days
Vested and expected to vest	3 years 4 months 9 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 2,839
Outstanding at end of the period	10,386	$ 2,839
Options exercisable at end of the period	5,940
Vested and expected to vest	$ 9,778
Restricted Stock Units RSUs [Member]
Number of awards
Outstanding at beginning of year	327,093
Granted
Vested	(10,816)	(37,269)
Forfeited or expired	(13,150)
Outstanding at end of the period	303,127	327,093
Vested and expected to vest	220,420
Aggregate intrinsic value
Outstanding at beginning of year	$ 648
Outstanding at end of the period	1,082	$ 648
Vested and expected to vest	$ 787